Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges, pre tax	$ 0	$ 569	$ 0
Cordis Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, pre tax		676
Restructuring charges required to be paid in cash, pre tax		164
Asset write-offs included in restructuring charges		512
Leasehold and contract obligations included in restructuring charges		164
Asset write-offs related to inventory		87
Machinery and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Asset write-offs included in restructuring charges		265
Other Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Asset write-offs included in restructuring charges		$ 160